Deposits (Schedule Of Certificates Of Deposits $100,000 Or More) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
U.S. certificates of deposits: Three months or less	$ 1,476.5	$ 340.9
U.S. certificates of deposits: After three months through six months	1,462.6	330.8
U.S. certificates of deposits: After six months through twelve months	2,687.2	757.8
U.S. certificates of deposits: After twelve months	9,245.8	2,590.3
Total U.S. Bank	$ 14,872.1	4,019.8
Non-U.S. certificates of deposits		$ 57.0